Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	May 2013
Distribution Date	06/17/13
Transaction Month	11
30/360 Days	30
Actual/360 Days	33

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	June 30, 2012
Closing Date:	July 19, 2012

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,523,858,247.26	85,474	4.43%	53.55
Original Adj. Pool Balance:	$1,495,601,319.13

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$341,000,000.00	22.377%	0.29286%	July 15, 2013
Class A-2 Notes	Fixed	$390,000,000.00	25.593%	0.54000%	January 15, 2015
Class A-3 Notes	Fixed	$469,000,000.00	30.777%	0.62000%	September 15, 2016
Class A-4 Notes	Fixed	$181,940,000.00	11.939%	0.81000%	March 15, 2018
Class B Notes	Fixed	$27,670,000.00	1.816%	1.39000%	March 15, 2018
Class C Notes	Fixed	$42,620,000.00	2.797%	1.95000%	October 15, 2018
Total Securities		$1,452,230,000.00	95.300%

Overcollateralization		$43,371,319.13	2.846%
YSOA		$28,256,928.13	1.854%
Total Original Pool Balance		$1,523,858,247.26	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$275,281,177.07	0.7058492	$231,820,772.58	0.5944122	$43,460,404.48
Class A-3 Notes	$469,000,000.00	1.0000000	$469,000,000.00	1.0000000	$-
Class A-4 Notes	$181,940,000.00	1.0000000	$181,940,000.00	1.0000000	$-
Class B Notes	$27,670,000.00	1.0000000	$27,670,000.00	1.0000000	$-
Class C Notes	$42,620,000.00	1.0000000	$42,620,000.00	1.0000000	$-
Total Securities	$996,511,177.07	0.6861938	$953,050,772.58	0.6562671	$43,460,404.48

Weighted Avg. Coupon (WAC)	4.49%		4.50%
Weighted Avg. Remaining Maturity (WARM)	44.80		43.94
Pool Receivables Balance	$1,054,929,873.30		$1,008,696,022.66
Remaining Number of Receivables	72,833		71,330

Adjusted Pool Balance	$1,038,032,476.11		$992,761,221.44

III. COLLECTIONS

Principal:
Principal Collections	$45,076,803.66
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$855,559.11
Total Principal Collections	$45,932,362.77

Interest:
Interest Collections	$3,945,388.88
Late Fees & Other Charges	$67,489.45
Interest on Repurchase Principal	$-
Total Interest Collections	$4,012,878.33

Collection Account Interest	$3,177.06
Reserve Account Interest	$542.95
Servicer Advances	$-

Total Collections	$49,948,961.11

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Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	May 2013
Distribution Date	06/17/13
Transaction Month	11
30/360 Days	30
Actual/360 Days	33

IV. DISTRIBUTIONS

Total Collections	$49,948,961.11
Reserve Account Release	$-
Total Available for Distribution	$49,948,961.11

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$879,108.23		$879,108.23	$879,108.23
Collection Account Interest					$3,177.06
Late Fees & Other Charges					$67,489.45
Total due to Servicer					$949,774.74

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$123,876.53		$123,876.53
Class A-3 Notes		$242,316.67		$242,316.67
Class A-4 Notes		$122,809.50		$122,809.50

Total Class A interest:		$489,002.70		$489,002.70	$489,002.70

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$32,051.08		$32,051.08	$32,051.08

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$69,257.50		$69,257.50	$69,257.50

Available Funds Remaining:					$48,408,875.09

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$43,460,404.48

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$43,460,404.48
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$43,460,404.48		$43,460,404.48
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$43,460,404.48		$43,460,404.48

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					4,948,470.61

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$16,897,397.19
Beginning Period Amount	$16,897,397.19
Current Period Amortization	$962,595.97
Ending Period Required Amount	$15,934,801.22
Ending Period Amount	$15,934,801.22
Next Distribution Date Amount	$15,004,352.73

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Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	May 2013
Distribution Date	06/17/13
Transaction Month	11
30/360 Days	30
Actual/360 Days	33

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$7,478,006.60
Beginning Period Amount	$7,478,006.60
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$7,478,006.60
Ending Period Amount	$7,478,006.60

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$41,521,299.04	$39,710,448.86	$39,710,448.86
Overcollateralization as a % of Original Adjusted Pool	2.78%	2.66%	2.66%
Overcollateralization as a % of Current Adjusted Pool	4.00%	4.00%	4.00%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.91%	70,555	98.56%	$994,211,520.69
30 - 60 Days	0.88%	629	1.16%	$11,678,070.21
61 - 90 Days	0.17%	123	0.23%	$2,331,440.15
91 + Days	0.03%	23	0.05%	$474,991.61
		71,330		$1,008,696,022.66
Total
Delinquent Receivables 61 + days past due	0.20%	146	0.28%	$2,806,431.76
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.17%	122	0.23%	$2,397,651.88
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.13%	95	0.17%	$1,897,620.27
Three-Month Average Delinquency Ratio	0.17%		0.23%

Repossession in Current Period		54		$1,051,793.99
Repossession Inventory		81		$787,602.55

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,157,046.98
Recoveries				$(855,559.11)
Net Charge-offs for Current Period				$301,487.87

Beginning Pool Balance for Current Period				$1,054,929,873.30

Net Loss Ratio				0.34%
Net Loss Ratio for 1st Preceding Collection Period				0.03%
Net Loss Ratio for 2nd Preceding Collection Period				0.35%
Three-Month Average Net Loss Ratio for Current Period				0.24%

Cumulative Net Losses for All Periods				$5,142,150.75
Cumulative Net Losses as a % of Initial Pool Balance				0.34%

Principal Balance of Extensions				$4,581,438.19
Number of Extensions				241

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